Operating assets and liabilities - Intangible assets and property, plant and equipment - Intangible assets - Narrative (Details) - DKK (kr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets, classified as investing activities	kr 2,607,000,000	kr 1,050,000,000	kr 16,256,000,000
Intangible assets	51,416,000,000	43,171,000,000
Impairment losses for the year	760,000,000	573,000,000	350,000,000
Impairment loss recognised in research and development intangible assets other than goodwill		573,000,000
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Additions during the year	2,736,000,000	1,075,000,000
Intangible assets	60,104,000,000	49,582,000,000	25,340,000,000
Goodwill	5,092,000,000	4,346,000,000	0
Internally generated
Disclosure of detailed information about intangible assets [line items]
Additions during the year	544,000,000	492,000,000
Intellectual property rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets not yet in use	28,013,000,000	22,690,000,000
Intangible assets	42,994,000,000	37,150,000,000
Impairment losses for the year	760,000,000	573,000,000
Intellectual property rights | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Additions during the year	1,310,000,000	583,000,000
Intangible assets	49,731,000,000	41,802,000,000	kr 22,404,000,000
Intellectual property rights | Etavopivat
Disclosure of detailed information about intangible assets [line items]
Intangible assets	5,546,000,000
Intellectual property rights | Ziltivekimab
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,648,000,000	4,612,000,000
Intellectual property rights | Nedosiran
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,704,000,000	3,854,000,000
Intellectual property rights | Rybelsus
Disclosure of detailed information about intangible assets [line items]
Intangible assets	kr 6,584,000,000	kr 7,150,000,000
Useful life	12 years	13 years
Intellectual property rights | RNAi Technology Platform
Disclosure of detailed information about intangible assets [line items]
Intangible assets	kr 10,251,000,000	kr 10,135,000,000
Useful life	22 years	23 years
Intellectual property rights | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	25 years
Computer software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years
Computer software | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	15 years
Diabetes and Obesity care
Disclosure of detailed information about intangible assets [line items]
Impairment losses for the year	kr 250,000,000	kr 436,000,000
Goodwill	4,154,000,000
Rare disease
Disclosure of detailed information about intangible assets [line items]
Impairment losses for the year	510,000,000	kr 137,000,000
Goodwill	kr 938,000,000